Related-party Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Current receivables due from related parties	$ 1,200	$ 2,780
VST [Member]
IFRS Statement [Line Items]
Current receivables due from related parties	$ 1,200	$ 2,780